Segment Reporting - Geographical (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Geographical
Revenue	$ 1,822.8	$ 1,113.6
Royalty, stream and working interests	6,043.1	4,098.8
Investments	1,141.3	325.5
Loans receivable		110.0
Well equipment	6.4	5.6
Peru
Geographical
Revenue	384.4	223.7
Royalty, stream and working interests	715.1	789.5
Chile
Geographical
Revenue	251.6	168.9
Royalty, stream and working interests	476.5	509.6
Brazil
Geographical
Revenue	147.5	52.2
Royalty, stream and working interests	661.8	673.3
Panama
Geographical
Revenue	38.3	0.1
Other
Geographical
Revenue	145.3	92.3
Royalty, stream and working interests	179.5	151.5
United States
Geographical
Revenue	266.1	205.0
Royalty, stream and working interests	1,435.8	1,197.4
Investments	1.3	5.1
Canada
Geographical
Revenue	354.0	192.8
Royalty, stream and working interests	1,930.4	600.4
Investments	1,140.0	320.4
Loans receivable		110.0
Well equipment	6.4	5.6
South Africa
Geographical
Royalty, stream and working interests	484.8	12.9
Australia
Geographical
Royalty, stream and working interests	33.3	29.5
Rest of World
Geographical
Revenue	235.6	178.6
Royalty, stream and working interests	$ 125.9	$ 134.7